Document And Entity Information	12 Months Ended
Dec. 31, 2010
Entity Registrant Name	Primo Water Corp
Entity Central Index Key	0001365101
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Document Type	S-3
Amendment Flag	false
Document Period End Date	Dec. 31, 2010